UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co. Corporation Trust Center 1209 Orange St. Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	July 31
Date of reporting period:	July 31, 2026

WealthTrust DBS Long Term Growth ETF

ITEM 1.(a).  Reports to Stockholders.

WealthTrust DBS Long Term Growth ETF Tailored Shareholder Report

annual shareholder report July 31, 2026 WealthTrust DBS Long Term Growth ETF Ticker: WLTG (Listed on the NYSE Floor)

This annual shareholder report contains important information about the WealthTrust DBS Long Term Growth ETF for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at wealthtrustetf.com. You can also request this information by contacting us at (844) 444‑3863.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WealthTrust DBS Long Term Growth ETF	$74	0.67%

How did the Fund perform?

For the one-year period of August 1, 2025, to July 31, 2026, the WealthTrust DBS Long Term Growth ETF (the “Fund”) returned 19.76%, compared with a 19.56% return for the S&P 500® Index, outperforming the benchmark by 0.20 percentage points.

What key factors influenced performance?

U.S. equity markets remained resilient during the period despite changing expectations for monetary policy, elevated valuations in certain areas of the market, geopolitical developments, and shifts in sector leadership. The Fund's active investment approach emphasized companies with favorable earnings characteristics and attractive long-term growth prospects while maintaining flexibility as market conditions evolved.

The Fund's performance relative to the S&P 500® Index reflected the results of both security selection and portfolio positioning during the period. The Fund benefited from exposure to securities and areas of the market that demonstrated strong earnings and fundamental performance, while relative results were affected by positioning in areas that lagged the broader market.

Overall, the Fund generated a positive return and modestly exceeded the performance of the S&P 500® Index for the one-year period ended July 31, 2026.

Cumulative Performance

(based on a hypothetical $10,000 investment)

WealthTrust DBS Long Term Growth ETF - $15,957
S&P 500® Index - $17,438
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
12/06/2021*
07/31/2022
07/31/2023
07/31/2024
07/31/2025
07/31/2026

*	Inception

Annual Performance

	1 Year	Average Annual Total Return Since Inception
WealthTrust DBS Long Term Growth ETF	19.76%	10.57%
S&P 500® Index	19.56%	12.70%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Visit wealthtrustetf.com for more recent performance information.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

WealthTrust DBS Long Term Growth ETF Tailored Shareholder Report

Sector Breakdown

Common Stocks

Financials
15.14%
Information Technology
14.45%
Health Care
7.82%
Industrials
6.74%
Communication Services
6.55%
Energy
6.43%
Consumer Discretionary
5.50%
Materials
1.39%

Exchange Traded Funds

Top 10 Holdings
iShares Russell 1000 ETF	9.99%
Vanguard Mid-Cap ETF	5.10%
Invesco QQQ Trust Series	4.74%
SPDR Bloomberg 3-12 Month	4.57%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.75%
Nvidia Corp.	3.60%
Eli Lilly & Co.	3.50%
Vanguard Mega Cap Growth ETF	3.35%
Amazon.com, Inc.	3.12%
Bank of New York Mellon	3.09%

Key Fund Statistics

(as of July 31, 2026)

Fund Net Assets	$76,854,820
Number of Holdings	40
Total Net Advisory Fee	$465,602
Portfolio Turnover Rate	63.52%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit wealthtrustetf.com.

What did the Fund invest in?

(% of Net Assets as of July 31, 2026)

ITEM 1.(b).  Not applicable.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e) Not applicable.

(f) The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $15,400 for 2026 and $15,400 for 2025.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2026 and $0 for 2025.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,300 for 2026 and $3,300 for 2025. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2026 and $0 for 2025.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant.  The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)         NA

(c)         0%

(d)         NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2026 and $0 for 2025.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)	The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. Each of the registrant’s Trustees serves as a member of its Audit Committee.

(b)	Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Year Ended July 31, 2026

WealthTrust DBS Long Term Growth ETF

FINANCIAL STATEMENTS | July 31, 2026

WEALTHTRUST DBS LONG TERM GROWTH ETF

Schedule of InvestmentsJuly 31, 2026

See Notes to Financial Statements

		Shares	Value
64.02%	COMMON STOCKS

6.55%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A	5,277	$1,879,298
	Meta Platforms, Inc.	4,027	2,241,871
	Netflix, Inc.(A)	12,694	910,287
			5,031,456

5.50%	CONSUMER DISCRETIONARY
	Amazon.com, Inc.(A)	8,833	2,398,866
	Carnival Corp. Ltd. ADR	34,339	954,968
	Royal Caribbean Cruises ADR	2,759	878,190
			4,232,024

6.43%	ENERGY
	Cheniere Energy, Inc.	3,208	845,532
	Devon Energy Corp.	42,084	1,899,251
	Expand Energy Corp.	7,835	736,725
	Marathon Petroleum Corp.	4,606	1,457,661
			4,939,169

15.14%	FINANCIALS
	Allstate Corp.	5,307	1,401,473
	Ameriprise Financial, Inc.	2,841	1,550,731
	Bank of America Corp.	26,532	1,643,657
	Bank of New York Mellon	15,199	2,376,060
	Capital One Financial Corp.	7,454	1,557,960
	Citizens Financial Group	19,301	1,382,917
	Synchrony Financial	22,743	1,723,692
			11,636,490

7.82%	HEALTH CARE
	Eli Lilly & Co.	2,343	2,691,732
	HCA Healthcare, Inc.	3,942	1,587,010
	ResMed, Inc.	3,788	799,192
	Teva Pharmaceutical Industries Ltd. ADR(A)	26,585	930,741
			6,008,675
6.74%	INDUSTRIALS
	EMCOR Group, Inc.	2,199	1,753,549
	Leidos Holdings, Inc.	9,186	1,061,902
	RTX Corp.	6,916	1,488,461
	Vertiv Holdings Co.	3,622	874,966
			5,178,878

FINANCIAL STATEMENTS | July 31, 2026

WEALTHTRUST DBS LONG TERM GROWTH ETF

Schedule of Investments - continuedJuly 31, 2026

See Notes to Financial Statements

		Shares	Value
14.45%	INFORMATION TECHNOLOGY
	Apple, Inc.	3,801	$1,174,167
	Broadcom, Inc.	3,284	1,278,396
	Micron Technology, Inc.	1,958	1,611,493
	Microsoft Corp.	3,002	1,395,089
	Nvidia Corp.	13,787	2,767,740
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7,126	2,880,685
			11,107,570

1.39%	MATERIALS
	Dow, Inc.	35,174	1,065,420

64.02%	TOTAL COMMON STOCKS
	(Cost: $39,045,898)		49,199,682

32.66%	EXCHANGE TRADED FUNDS

18.08%	LARGE-CAP
	Invesco QQQ Trust Series	5,299	3,645,659
	iShares Russell 1000 ETF	18,792	7,674,277
	Vanguard Mega Cap Growth ETF	29,856	2,577,468
			13,897,404

2.81%	METALS
	iShares Silver Trust(A)	7,052	369,243
	SPDR Gold Shares(A)	4,824	1,792,309
			2,161,552

5.10%	MID-CAP
	Vanguard Mid-Cap ETF	48,444	3,921,542

4.57%	SHORT-TERM BONDS
	SPDR Bloomberg 3-12 Month	35,291	3,509,337

2.10%	SMALL-CAP
	Vanguard Small-Cap ETF	5,461	1,611,760

32.66%	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $22,090,620)		25,101,595

FINANCIAL STATEMENTS | July 31, 2026

WEALTHTRUST DBS LONG TERM GROWTH ETF

Schedule of Investments - continuedJuly 31, 2026

See Notes to Financial Statements

		Value
96.68%	TOTAL INVESTMENTS
	(Cost: $61,136,518)	$74,301,277
3.32%	Other assets, net of liabilities	2,553,543
100.00%	NET ASSETS	$76,854,820

(A)Non-income producing.

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

FINANCIAL STATEMENTS | July 31, 2026

See Notes to Financial Statements

WEALTHTRUST DBS LONG TERM GROWTH ETF

Statement of Assets and LiabilitiesJuly 31, 2026

ASSETS
Investments at value(1) (Note 1)	$74,301,277
Cash	2,717,594
Receivable for securities sold	2,493,098
Dividends receivable	19,262
TOTAL ASSETS	79,531,231

LIABILITIES
Payable for capital stock redeemed	2,630,727
Accrued advisory fees	45,684
TOTAL LIABILITIES	2,676,411
NET ASSETS	$76,854,820

Net Assets Consist of:
Paid-in capital	$59,803,345
Distributable earnings (accumulated deficits)	17,051,475
Net Assets	$76,854,820

NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	2,045,000
Net Asset Value and Offering Price Per Share	$37.58

(1) Identified cost of:	$61,136,518

FINANCIAL STATEMENTS | July 31, 2026

WEALTHTRUST DBS LONG TERM GROWTH ETF

Statement of OperationsYear Ended July 31, 2026

See Notes to Financial Statements

INVESTMENT INCOME
Dividends(1)	$734,916
Total investment income	734,916

EXPENSES
Investment advisory fees (Note 2)	465,602
Total expenses	465,602
Net investment income (loss)	269,314

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments(2)	8,585,512
Net change in unrealized appreciation (depreciation) of investments	3,144,369

Net realized and unrealized gain (loss)	11,729,881

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$11,999,195

(1) Net of foreign tax withheld of:	$5,126

(2) Includes realized gains (losses) as a result of in-kind transactions (Note 3).

FINANCIAL STATEMENTS | July 31, 2026

See Notes to Financial Statements

WEALTHTRUST DBS LONG TERM GROWTH ETF

Statements of Changes in Net Assets

	Years Ended July 31,
	2026	2025
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$269,314	$151,796
Net realized gain (loss)	8,585,512	1,902,674
Net change in unrealized appreciation (depreciation)	3,144,369	5,750,933
Increase (decrease) in net assets from operations	11,999,195	7,805,403

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(2,753,612)	(212,244)
Decrease in net assets from distributions	(2,753,612)	(212,244)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	21,420,516	21,732,742
Shares redeemed	(10,968,012)	(1,243,025)
Increase (decrease) in net assets from capital stock transactions	10,452,504	20,489,717

NET ASSETS
Increase (decrease) during year	19,698,087	28,082,876
Beginning of year	57,156,733	29,073,857
End of year	$76,854,820	$57,156,733

FINANCIAL STATEMENTS | July 31, 2026

See Notes to Financial Statements

WEALTHTRUST DBS LONG TERM GROWTH ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

	Years Ended July 31,				Period Ended July 31, 2022*
	2026	2025	2024	2023
Net asset value, beginning of period	$32.75	$27.30	$22.43	$21.15	$25.00
Investment activities
Net investment income (loss)(1)	0.14	0.11	0.04	0.20	0.05
Net realized and unrealized gain (loss)	6.23	5.50	4.99	1.17	(3.90)
Total from investment activities	6.37	5.61	5.03	1.37	(3.85)
Distributions
Net investment income	(0.15)	(0.02)	(0.16)	(0.09)	— (2)
Net realized gain	(1.39)	(0.14)	—	—	—
Total distributions	(1.54)	(0.16)	(0.16)	(0.09)	—
Net asset value, end of period	$37.58	$32.75	$27.30	$22.43	$21.15

Total Return(3)	19.76%	20.63%	22.55%	6.55%	(15.41%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses(5)	0.67%	0.67%	0.67%	0.67%	0.67%
Net investment income (loss)(6)	0.39%	0.37%	0.18%	0.95%	0.35%
Portfolio turnover rate(7)	63.52%	195.84%	113.30%	99.98%	146.48%
Net assets, end of period (000s)	$76,855	$57,157	$29,074	$15,143	$10,044

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Less than $0.005 per share.

(3)Total return is for the period indicated and has not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than a year.

(5)Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(6)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

(7)Portfolio turnover rate is for the period indicated, excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized for periods less than one year.

*The Fund commenced operations on December 6, 2021.

FINANCIAL STATEMENTS | July 31, 2026

WEALTHTRUST DBS LONG TERM GROWTH ETF

Notes to Financial StatementsJuly 31, 2026

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The WealthTrust DBS Long Term Growth ETF (the “Fund”) is a diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on December 6, 2021.

The Fund’s objective is to seek long-term growth of capital with a secondary objective of providing dividend income.

The Fund is deemed to be an individual operating and reporting segment and is not part of a consolidated reporting entity. The objective and strategy, as outlined in the Fund’s prospectus under the heading “Principal Investment Strategies”, are used by WealthTrust Asset Management, LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, are the information utilized for the day-to-day management of the Fund. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s portfolio manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Security Valuation

The Fund records its investments at fair value. Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available, securities are valued using the NASDAQ Official Closing Price. If market quotations are not readily available,

FINANCIAL STATEMENTS | July 31, 2026

WEALTHTRUST DBS LONG TERM GROWTH ETF

Notes to Financial Statements - continuedJuly 31, 2026

securities are valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask prices on such over-the-counter market.

The Fund has a policy that contemplates the use of fair value pricing to determine the Net Asset Value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

FINANCIAL STATEMENTS | July 31, 2026

WEALTHTRUST DBS LONG TERM GROWTH ETF

Notes to Financial Statements - continuedJuly 31, 2026

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of July 31, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$49,199,682	$—	$—	$49,199,682
Exchange Traded Funds	25,101,595	—	—	25,101,595
	$74,301,277	$—	$—	$74,301,277

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector. The Fund held no Level 3 securities at any time during the year ended July 31, 2026.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis to calculate realized gains and losses from security transactions for book and tax purposes. Dividends are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Cash and Cash Equivalents

Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

FINANCIAL STATEMENTS | July 31, 2026

WEALTHTRUST DBS LONG TERM GROWTH ETF

Notes to Financial Statements - continuedJuly 31, 2026

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year ended July 31, 2026, such reclassifications were attributable primarily to the tax treatment of redemptions in-kind and the utilization of earnings and profits distributed to shareholders on redemption of shares.

Distributable earnings	$(3,846,578)
Paid-in capital	3,846,578

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed

FINANCIAL STATEMENTS | July 31, 2026

WEALTHTRUST DBS LONG TERM GROWTH ETF

Notes to Financial Statements - continuedJuly 31, 2026

transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of July 31, 2026:

Creation Unit Shares	Creation Transaction Fee	Value
10,000	$250	$375,800

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking is secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral

FINANCIAL STATEMENTS | July 31, 2026

WEALTHTRUST DBS LONG TERM GROWTH ETF

Notes to Financial Statements - continuedJuly 31, 2026

to purchase the missing shares and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss will be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of the Fund’s investments. The Advisor also: (i) furnishes the Fund with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board; and (iii) is responsible for oversight of the Fund’s sub-advisor. Under the Advisory Agreement, the Advisor has agreed, at its own expense and without reimbursement from the Fund, to pay all expenses of the Fund, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at the rate of 0.67% of the first $250 million, 0.62% from $250 up to $500 million, and 0.57% in excess of $500 million.

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WEALTHTRUST DBS LONG TERM GROWTH ETF

Notes to Financial Statements - continuedJuly 31, 2026

The Advisor has retained Tidal Investments, LLC (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for the day-to-day management of the Fund’s trading process, which includes Creation and/or Redemption basket processing. The Sub-Advisor does not select investments for the Fund’s portfolio.

For its services, the Sub-Advisor is paid a fee by the Advisor of 0.03%, which is calculated daily and paid monthly, based on the Fund’s average daily net assets, subject to a minimum of $20,000 per year.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily based on the average daily net assets of the Fund. The Advisor pays these fees monthly.

Custodian

Citibank, N.A. serves as the Fund’s Custodian pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant and Transfer Agent

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Services Agreement. For its services, Citi Fund Services, Ohio, Inc. is entitled to a fee. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. For its services, Foreside Fund Services, LLC is entitled to a fee. The Advisor pays these fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

FINANCIAL STATEMENTS | July 31, 2026

WEALTHTRUST DBS LONG TERM GROWTH ETF

Notes to Financial Statements - continuedJuly 31, 2026

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King Jr. and Robert J. Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus, LLP. None of the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receives any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Trust’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Fund for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions for the year ended July 31, 2026, were as follows:

Purchases	Sales
$42,712,037	$44,292,604

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the year ended July 31, 2026, were as follows:

Purchases	Sales	Realized Gains
$18,011,287	$10,278,927	$3,303,073

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-9, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Fund’s financial statements.

FINANCIAL STATEMENTS | July 31, 2026

WEALTHTRUST DBS LONG TERM GROWTH ETF

Notes to Financial Statements - continuedJuly 31, 2026

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during the years ended July 31, 2026, and 2025, were as follows:

	Year Ended July 31, 2026	Year Ended July 31, 2025
Distributions paid from:
Ordinary income	$848,503	$28,016
Realized gains	1,905,109	184,228
	$2,753,612	$212,244

As of July 31, 2026, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$3,205,236
Accumulated net realized gain (loss) on investments	708,328
Net unrealized appreciation (depreciation) of investments	13,137,911
$17,051,475

Cost of securities for federal income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$61,163,367	$13,849,637	$(711,726)	$13,137,911

The difference between book basis and tax basis accumulated appreciation (depreciation) is attributable primarily to the deferral of wash sale losses and the tax treatment of grantor trusts.

FINANCIAL STATEMENTS | July 31, 2026

WEALTHTRUST DBS LONG TERM GROWTH ETF

Notes to Financial Statements - continuedJuly 31, 2026

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NYSE Floor (the “Exchange”), and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

	Year Ended July 31, 2026	Year Ended July 31, 2025
Shares sold	600,000	720,000
Shares redeemed	(300,000)	(40,000)
Net increase (decrease)	300,000	680,000

NOTE 6 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

FINANCIAL STATEMENTS | July 31, 2026

WEALTHTRUST DBS LONG TERM GROWTH ETF

Notes to Financial Statements - continuedJuly 31, 2026

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, no additional items require disclosure.

FINANCIAL STATEMENTS | July 31, 2026

WEALTHTRUST DBS LONG TERM GROWTH ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of WealthTrust DBS Long Term Growth ETF and
Board of Trustees of ETF Opportunities Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of WealthTrust DBS Long Term Growth ETF (the “Fund”), a series of ETF Opportunities Trust, as of July 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the years ended July 31, 2026, 2025, 2024, and 2023 and for the period from December 6, 2021 (commencement of operations) through July 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for the years ended July 31, 2026, 2025, 2024, and 2023 and for the period from December 6, 2021 (commencement of operations) through July 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian and brokers;

FINANCIAL STATEMENTS | July 31, 2026

WEALTHTRUST DBS LONG TERM GROWTH ETF

Report of Independent Registered Public Accounting Firm - continued

when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2021.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
September 29, 2026

FINANCIAL STATEMENTS | July 31, 2026

WEALTHTRUST DBS LONG TERM GROWTH ETF

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

Because WealthTrust Asset Management, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applaicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 - Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: October 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: October 2, 2026

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: October 2, 2026

* Print the name and title of each signing officer under his or her signature.